STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares		6 Months Ended
	Sep. 17, 2020	Dec. 31, 2020
Public Shares [Member]
Stockholders' Equity
Units issued (in shares)		23,000,000
Private Placement Warrants [Member]
Stockholders' Equity
Warrants issued (in shares)	6,600,000	6,600,000